Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended	0 Months Ended			12 Months Ended											12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 14, 2013	Dec. 31, 2013 Asset-Based Loan Facility [Member] item	Dec. 23, 2013 Term Facility [Member]	Oct. 08, 2013 Term Facility [Member]	Aug. 30, 2013 Term Facility [Member]	Dec. 31, 2013 Term Facility [Member]	Dec. 31, 2013 Incremental Facility [Member]	Dec. 31, 2013 Swing Line [Member]	Dec. 31, 2013 Letter Of Credit [Member]	Dec. 31, 2013 Cash [Member]	Dec. 31, 2013 Credit Card Receivables [Member]	Dec. 31, 2013 Investment Grade Accounts [Member]	Dec. 31, 2013 Other Accounts [Member]	Dec. 31, 2013 Midstream Refined Products Inventory [Member]	Dec. 31, 2013 Refined Retail Products Inventory [Member]	Dec. 31, 2013 Retail Merchandise Inventory [Member]	Dec. 31, 2013 Federal Funds Rate [Member]	Dec. 31, 2013 LIBO Rate [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] LIBO Rate [Member] Asset-Based Loan Facility [Member]	Dec. 31, 2013 Minimum [Member] LIBO Rate [Member] Term Facility [Member]	Dec. 31, 2013 Minimum [Member] Alternative Base Rate [Member] Asset-Based Loan Facility [Member]	Dec. 31, 2013 Minimum [Member] Alternative Base Rate [Member] Term Facility [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] LIBO Rate [Member] Asset-Based Loan Facility [Member]	Dec. 31, 2013 Maximum [Member] LIBO Rate [Member] Term Facility [Member]	Dec. 31, 2013 Maximum [Member] Alternative Base Rate [Member] Asset-Based Loan Facility [Member]	Dec. 31, 2013 Maximum [Member] Alternative Base Rate [Member] Term Facility [Member]	Dec. 31, 2013 Term 1 [Member] LIBO Rate [Member]	Dec. 31, 2013 Term 2 [Member] LIBO Rate [Member]	Dec. 31, 2013 Term 3 [Member] LIBO Rate [Member]	Dec. 31, 2013 Term 4 [Member] LIBO Rate [Member]
Debt Instrument [Line Items]
Interest rate				6.00%
Senior notes	$ 491,578,000			$ 500,000,000
Dividend paid to former parent	650,000,000
Maximum period for registration as public debt	360 days
Line of credit facility, maximum borrowing capacity					450,000,000				150,000,000	200,000,000
Maturity date					Aug. 30, 2018				Aug. 30, 2016
Number of extension periods					2
Extension period					1 year
Proceeds borrowed from credit facility								150,000,000
Cash dividend to former parent	650,000,000
Percentage of asset available to borrow against													100.00%	90.00%	90.00%	85.00%	80.00%	75.00%	70.00%
Percentage of net orderly liquidation value available to borrow against																			85.00%
Line of credit facility, sublimit											75,000,000	200,000,000
Spread over variable rate																				0.50%	1.00%		1.50%	2.75%	0.50%	1.75%		2.00%	3.00%	1.00%	2.00%
Interest period																																1 month	2 months	3 months	6 months
Quarterly principal payment									10.00%
Repayments of long-term debt	81,170,000	42,000	42,000			65,000,000	15,000,000
Fixed charge coverage ratio	118.00%																					100.00%
Period for fixed charge coverage ratio threshold																						3 days
Fixed charge coverage ratio threshold, percentage of aggregate facility commitments and borrowing base	17.50%
Fixed charge coverage ratio threshold, amount of aggregate facility commitments and borrowing base	$ 70,000,000
Secured debt to EBITDA ratio	20.00%																										450.00%